Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2017
T. Rowe Price Emerging Markets Local Currency Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Emerging Markets Local Currency Bond Fund Investor Class I Class Advisor Class SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide high income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 119.5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.50%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, at least 80% of the fund’s net assets (including any borrowings for investment purposes) will be invested in bonds that are denominated in emerging markets currencies, and in derivative instruments that provide investment exposure to such securities. Emerging market bonds include fixed rate and floating rate bonds that are issued by governments, government agencies, and supranational organizations of, and corporate issuers located in or conducting the predominant part of their business activities in, the emerging market countries of Latin America, Asia, Europe, Africa, and the Middle East.

The fund considers frontier markets to be a subset of emerging markets and any investments in frontier markets will be counted toward the fund’s 80% investment policy. The fund relies on a classification by either JP Morgan or the International Monetary Fund to determine which countries are emerging markets.

Investment decisions are based on fundamental research as well as market factors, such as yield and credit quality differences among bonds as well as supply and demand trends and currency values. The fund generally invests in securities where the combination of fixed-income returns and currency exchange rates appears attractive or, if the currency trend is unfavorable, where we believe the currency risk can be minimized through hedging. The fund may purchase bonds of any credit quality and there are no overall limits on the fund’s investments in bonds that are unrated or rated below investment-grade (also known as “junk” bonds).

Through the use of currency derivative instruments such as forward currency exchange contracts, currency swaps, foreign currency options, and currency futures, the fund has wide flexibility to purchase and sell currencies independently of whether the fund owns bonds in those currencies and to engage in currency hedging transactions. The fund’s currency positions will vary with its outlook on the strength or weakness of one foreign currency compared to another foreign currency and the relative value of various foreign currencies to one another. Currency hedging is permitted, but not required, and the fund will normally be heavily exposed to foreign currencies. The fund may take a short position in a currency, which allows the fund to sell a currency in excess of the value of its holdings denominated in that currency or sell a currency even if it does not hold any assets denominated in the currency. In addition, the fund may use interest rate swaps and futures in order to take long or short positions with respect to its exposure to a particular country or bond market, subject to the investment restrictions applicable to futures and swaps.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

		The fund may sell holdings for a variety of reasons, such as to alter geographic or currency exposure, to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower-yielding securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform in comparison to other funds with similar objectives and investment strategies.

Fixed income markets risks Economic and other market developments can adversely affect fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

International investing risks Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S.

Emerging markets risks The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less liquid and less efficient trading markets.

Frontier markets, considered by the fund to be a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity.

Currency risks Because the fund’s emphasis is on investing in securities denominated in the currencies of emerging market countries, the fund is subject to the significant risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.

Hedging risks The fund’s attempts at hedging and taking long and short positions in currencies may not be successful and could cause the fund to lose money or fail to get the benefit of a gain on a hedged position. If currency values and exchange rates do not move in the anticipated direction, the fund could be in a worse position than if it had not entered into such transactions.

Credit risks An issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, rating downgrade, or inability to meet a financial obligation.

Junk bond risks The risks of default are much greater for emerging market bonds and securities rated as below investment grade (“junk” bonds). The fund is exposed to greater credit risk than other bond funds because companies and governments in emerging markets are usually not as strong financially and are more susceptible to economic downturns. Junk bonds should be considered speculative as they carry greater risks of default and erratic price swings due to real or perceived changes in the credit quality of the issuer.

Interest rate risks Interest rates may increase, causing a decline in bond prices (bond prices and interest rates usually move in opposite directions). Generally, securities with longer maturities or durations, and funds with longer weighted average maturities or durations, carry greater interest rate risk. The monetary policies of emerging markets countries tend to make the impact and likelihood of local interest rate changes more difficult to predict.

Liquidity risks The fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Nondiversification risks As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.

Derivatives risks The fund uses forward currency exchange contracts, swaps, options, or futures, and is therefore exposed to additional volatility in comparison to investing directly in bonds and other debt securities. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund and, if not traded on an exchange, are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated changes in currency values, currency exchange rates, or interest rate movements will not be accurately predicted, which could significantly harm the fund’s performance, and the chance that regulatory developments could negatively affect the fund’s investments in such instruments. Taking a short position in a particular currency could cause the fund to lose money if the currency appreciates in value.

		Portfolio turnover risks The fund may actively and frequently trade its portfolio securities or other instruments to carry out its investment strategies. High portfolio turnover may adversely affect the fund’s performance and increase transaction costs, which could increase the fund’s expenses. High portfolio turnover may also result in the distribution of higher capital gains when compared to a fund with less active trading policies, which could have an adverse tax impact if the fund’s shares are held in a taxable account.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risks As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

		The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

		The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Emerging Markets Local Currency Bond Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/16	9.66%	Worst Quarter	9/30/15	-11.36%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

		In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Emerging Markets Local Currency Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee	$ 20	[1]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Fee waiver/expense reimbursement	trpifi_FeeWaiverOrReimbursementOverAssetsOne	0.06%	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
1 year	rr_ExpenseExampleYear01	$ 112
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	606
10 years	rr_ExpenseExampleYear10	$ 1,340
2012	rr_AnnualReturn2012	17.69%
2013	rr_AnnualReturn2013	(10.18%)
2014	rr_AnnualReturn2014	(5.80%)
2015	rr_AnnualReturn2015	(15.20%)
2016	rr_AnnualReturn2016	10.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.36%)
1 Year	rr_AverageAnnualReturnYear01	10.26%
5 Years	rr_AverageAnnualReturnYear05	(1.42%)
Since inception	rr_AverageAnnualReturnSinceInception	(2.79%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 26, 2011
T. Rowe Price Emerging Markets Local Currency Bond Fund | I Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.23%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.79%	[3]
1 year	rr_ExpenseExampleYear01	$ 81
3 years	rr_ExpenseExampleYear03	291
5 years	rr_ExpenseExampleYear05	519
10 years	rr_ExpenseExampleYear10	$ 1,173
1 Year	rr_AverageAnnualReturnYear01	10.77%
5 Years	rr_AverageAnnualReturnYear05
Since inception	rr_AverageAnnualReturnSinceInception	10.80%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2015
T. Rowe Price Emerging Markets Local Currency Bond Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.20%	[4]
1 year	rr_ExpenseExampleYear01	$ 122
3 years	rr_ExpenseExampleYear03	493
5 years	rr_ExpenseExampleYear05	889
10 years	rr_ExpenseExampleYear10	$ 1,997
1 Year	rr_AverageAnnualReturnYear01	10.33%
5 Years	rr_AverageAnnualReturnYear05	(1.49%)
Since inception	rr_AverageAnnualReturnSinceInception	(2.89%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 26, 2011
T. Rowe Price Emerging Markets Local Currency Bond Fund | Returns after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.33%
5 Years	rr_AverageAnnualReturnYear05	(2.16%)
Since inception	rr_AverageAnnualReturnSinceInception	(3.55%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 26, 2011
T. Rowe Price Emerging Markets Local Currency Bond Fund | Returns after taxes on distributions and sale of fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.88%
5 Years	rr_AverageAnnualReturnYear05	(1.29%)
Since inception	rr_AverageAnnualReturnSinceInception	(2.31%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 26, 2011
T. Rowe Price Emerging Markets Local Currency Bond Fund | J.P. Morgan GBI - EM Global Diversified (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.94%
5 Years	rr_AverageAnnualReturnYear05	(1.29%)
T. Rowe Price Emerging Markets Local Currency Bond Fund | J.P. Morgan GBI - EM Global Diversified (reflects no deduction for fees, expenses, or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(2.26%)	[5]
Inception date	rr_AverageAnnualReturnInceptionDate	May 26, 2011
T. Rowe Price Emerging Markets Local Currency Bond Fund | J.P. Morgan GBI - EM Global Diversified (reflects no deduction for fees, expenses, or taxes) | I Class
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	9.73%	[6]
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2015
T. Rowe Price Emerging Markets Local Currency Bond Fund | J.P. Morgan GBI - EM Global Diversified (reflects no deduction for fees, expenses, or taxes) | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(2.26%)	[5]
Inception date	rr_AverageAnnualReturnInceptionDate	May 26, 2011
T. Rowe Price Emerging Markets Local Currency Bond Fund | Lipper Emerging Market Local Currency Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.56%
5 Years	rr_AverageAnnualReturnYear05	(1.53%)
T. Rowe Price Emerging Markets Local Currency Bond Fund | Lipper Emerging Market Local Currency Debt Funds Average | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(2.87%)	[7]
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
T. Rowe Price Emerging Markets Local Currency Bond Fund | Lipper Emerging Market Local Currency Debt Funds Average | I Class
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	8.56%	[8]
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
T. Rowe Price Emerging Markets Local Currency Bond Fund | Lipper Emerging Market Local Currency Debt Funds Average | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(2.87%)	[7]
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2011

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	T. Rowe Price Associates, Inc., has agreed (through April 30, 2018) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes and brokerage; extraordinary expenses and acquired fund fees and expenses) that would cause the class' ratio of expenses to average daily net assets to exceed 1.10%. The agreement may be terminated at any time beyond April 30, 2018, with approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.10%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class' expense ratio is below 1.10%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 1.10% (excluding interest; expenses related to borrowings, taxes and brokerage; extraordinary expenses and acquired fund fees and expenses).
[3]	T. Rowe Price Associates, Inc., has agreed (through April 30, 2018) to pay the operating expenses of the fund's I Class excluding management fees; interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("I Class Operating Expenses"), to the extent the I Class Operating Expenses exceed 0.05% of the class' average daily net assets. Any expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund's I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years after the payment of the I Class Operating Expenses or if such reimbursement would cause the fund's I Class Operating Expenses to exceed 0.05%. The agreement may be terminated at any time beyond April 30, 2018, with approval by the fund's Board of Directors.
[4]	T. Rowe Price Associates, Inc., has agreed (through April 30, 2018) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes and brokerage; extraordinary expenses; and acquired fund fees and expenses) that would cause the class' ratio of expenses to average daily net assets to exceed 1.20%. The agreement may be terminated at any time beyond April 30, 2018, with approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.20%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class' expense ratio is below 1.20%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 1.20% (excluding interest; expenses related to borrowings, taxes and brokerage; extraordinary expenses; and acquired fund fees and expenses).
[5]	Return as of 5/26/11.
[6]	Return as of 12/17/15.
[7]	Return as of 5/31/11.
[8]	Return as of 12/31/15.